Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2014		December 31,2013
	RMB	US$	RMB
Buildings	77,828	12,544	76,888
Plant and equipment	764,093	123,149	759,970
Computer equipment	2,459	396	2,367
Furniture and fixtures	13,444	2,167	12,201
Motor vehicles	2,094	337	2,093
	859,918	138,593	853,519
Less: accumulated depreciation	(377,384)	(60,823)	(328,742)
	482,534	77,770	524,777

All of the Group’s buildings are located in the PRC. As of December 31, 2014 and 2013, property, plant and equipment plus land use rights with carrying value totaling RMB100,659 (US$16,223) and RMB262,809 respectively were pledged to banks as collateral for credit limits and loans(see Note 12).

Construction-in-progress represents capital expenditure in respect of the BOPET production line. The interest capitalization was RMB0 and RMB2,059 during the years ended December 31, 2014 and 2013, respectively.